Lease commitments (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis of lease payments [line items]
Total	$ 1,444,797
Lease liabilities recognized at January 1, 2019	1,075,773	$ 1,129,249	$ 1,553,524
Less than one year
Disclosure of maturity analysis of lease payments [line items]
Total	746,126
2022
Disclosure of maturity analysis of lease payments [line items]
Total	220,636
2023
Disclosure of maturity analysis of lease payments [line items]
Total	146,877
2024
Disclosure of maturity analysis of lease payments [line items]
Total	152,351
2025 and after
Disclosure of maturity analysis of lease payments [line items]
Total	$ 178,807